Intangible Assets	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS [Abstract]
Intangible Assets

NOTE 8 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2019, December 31, 2018 and December 31, 2017 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value

Favorable lease terms December 31, 2017	$83,716	$ (75,636)	$8,080
Additions	—	(3,748)	(3,748)
Favorable lease terms December 31, 2018	$83,716	$ (79,384)	$4,332
Additions	—	(1,166)	(1,166)
Favorable lease terms December 31, 2019	$83,716	$ (80,550)	$ 3,166

Amortization expense of favorable lease terms for each of the years ended December 31, 2019, 2018 and 2017 is presented in the following table:

	Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017
Favorable lease terms	$(1,166)	$(3,748)	$(10,872)

Total	$(1,166)	$(3,748)	$(10,872)

The aggregate amortization of the intangibles for the 12-month periods ended December 31 is estimated to be as follows:

Year	Amount
2020	1,166
2021	1,166
2022	834

Total	$3,166

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 10.3 years for the remaining favorable lease terms, at inception.